UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue Ridgewood, NJ 07450 (Address of principal executive offices)	07450 (Zip code)

Robert C. Holderith
171East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-800-4347

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—76.6%
Brazil—1.8%
BRF - Brasil Foods SA *.	2,400	$62,464
Centrais Eletricas Brasileiras SA *	4,000	83,387
Cia Siderurgica Nacional SA	5,600	179,899
Diagnosticos da America SA *	900	29,423

Total Brazil		355,173

Chile—0.9%
Empresa Nacional de Electricidad SA ADR	1,743	87,621
Empresas Copec SA	80	1,197
Enersis SA ADR	3,932	89,886

Total Chile		178,704

China—24.6%
Baidu Inc. ADR *	184	75,666
Bank of China Ltd. Class H	871,930	472,283
China Communications Construction Co., Ltd. Class H	64,000	61,325
China Construction Bank Corp. Class H	815,350	701,361
China Cosco Holdings Co., Ltd. Class H	84,000	103,456
China Life Insurance Co., Ltd. Class H	112,000	553,930
China Petroleum & Chemical Corp. Class H	497,580	443,416
China Railway Group, Ltd. Class H *	64,000	49,853
China Shenhua Energy Co., Ltd. Class H	52,000	254,835
China Telecom Corp., Ltd. Class H	208,000	86,912
Ctrip.com International, Ltd. ADR *	952	68,411
Dongfeng Motor Group Co., Ltd. Class H	34,000	49,022
Industrial & Commercial Bank of China Class H	1,639,080	1,361,310
Mindray Medical International Ltd. ADR	1,256	42,604
Netease.com ADR *	869	32,683
Petrochina Co., Ltd. Class H	320,000	384,625
Sina Corp ADR *	798	36,054
Sohu.com, Inc. *	479	27,437

Total China		4,805,183

Czech Republic—0.6%
CEZ AS	2,510	117,836

Egypt—0.3%
Orascom Construction Industries	1,312	59,726

Hungary—0.2%
Richter Gedeon Nyrt.	200	45,554

See Notes to Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value

India—12.0%
Dr. Reddys Laboratories Ltd. ADR	1,917	$46,411
ICICI Bank Ltd. ADR	5,411	204,049
Infosys Technologies Ltd. ADR	11,986	662,466
Larsen & Toubro Ltd. GDR	11,028	404,176
Ranbaxy Laboratories Ltd. GDR *	2,459	26,803
Reliance Industries Ltd. GDR 144A	20,319	944,834
Wipro Ltd. ADR	2,654	59,105

Total India		2,347,844

Indonesia—1.9%
Astra International Tbk PT	32,000	118,191
Perusahaan Gas Negara PT	184,000	76,381
Telekomunikasi Indonesia Tbk PT	168,000	168,984

Total Indonesia		363,556

Malaysia—2.2%
Genting Bhd	35,200	75,458
Genting Malaysia Bhd	46,300	37,997
IOI Corp. Bhd	93,093	148,720
Sime Darby Bhd	35,200	92,215
Tenaga Nasional Bhd	27,200	66,729

Total Malaysia		421,119

Mexico—8.1%
America Movil SAB de CV Series L	239,000	563,294
Carso Global Telecom SAB de CV Series L*	50,300	224,696
Cemex SAB de CV *	120,800	143,420
Fomento Economico Mexicano SAB de CV	34,400	165,368
Grupo Bimbo SAB de CV Series A	9,600	62,650
Grupo Televisa SA Series CPO	38,400	160,096
Telefonos de Mexico SAB de CV Series L	84,300	70,382
Wal-Mart de Mexico SAB de CV Series V	42,300	188,894

Total Mexico		1,578,800

Poland—0.1%
Asseco Poland SA	918	20,194

Russia—13.6%
Gazprom OAO ADR	43,317	1,104,583
Lukoil OAO ADR	6,063	347,410
MMC Norilsk Nickel ADR *	13,927	199,852
Mobile Telesystems OJSC ADR	2,650	129,559
Polyus Gold Co. ADR	3,186	88,412
Rosneft OJSC. GDR	38,575	331,745
Surgutneftegaz ADR	51,537	458,679

Total Russia		2,660,240

See Notes to Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value

South Africa—10.3%
AngloGold Ashanti Ltd.	5,268	$219,119
Aspen Pharmacare Holdings Ltd. *	4,771	47,686
Bidvest Group Ltd.	4,689	82,143
Gold Fields Ltd.	10,375	138,047
Impala Platinum Holdings Ltd.	15,205	419,142
MTN Group Ltd.	16,000	256,174
Naspers Ltd. N Shares	4,139	168,623
Netcare Ltd. *	18,473	34,619
Remgro Ltd.	6,541	79,234
Sasol Ltd.	6,777	274,255
Standard Bank Group Ltd.	17,597	243,747
Tiger Brands Ltd.	2,156	50,099

Total South Africa		2,012,888

TOTAL COMMON STOCKS
(Cost $14,029,845)		14,966,817

PREFERRED STOCKS—23.1%
Brazil—23.1%
Banco Bradesco SA	22,400	467,481
Cia de Bebidas Das Americas	2,400	240,248
Cia Energetica de Minas Gerais	5,600	101,514
Gerdau SA	9,600	160,477
Investimentos Itau SA	68,200	463,613
Itau Unibanco Holding SA	47,590	1,056,250
Net Servicos de Comunicacao SA *	3,200	44,057
Petroleo Brasileiro SA	47,000	989,233
Tele Norte Leste Participacoes SA	4,000	85,131
Ultrapar Participacoes SA	1,600	73,529
Usinas Siderurgicas de Minas Gerais SA Class A	4,000	113,332
Vale SA Class A	29,730	719,713

Total Brazil
(Cost $4,065,993)		4,514,578

TOTAL INVESTMENTS IN SECURITIES—99.7%
(Cost $18,095,838)		19,481,395

Other Assets in Excess of Liabilities—0.3%		60,853

Net Assets—100.0%		$19,542,248

* Non–income producing security.
ADR American Depositary Receipts.
GDR Global Depositary Receipts.
144A Restricted security.

See Notes to Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

(Expressed in U.S. Dollars)

The following forward foreign currency contracts were open at December 31, 2009:

		Contracts To Deliver		In Exchange For
Settlement Date	Counterparty	Currency	Amount	Currency	Amount	Unrealized Loss*

1/4/2010	BNY Mellon	BRL	(7,990)	USD	$4,579	$(5)
1/4/2010	BNY Mellon	BRL	(1,632)	USD	935	(1)

				Net Unrealized Loss		$(6)

*	The amount represents fair value of derivative instruments subject to forward currency contracts risk exposure as of December 31, 2009.

Currency Legend
BRL    Brazilian Real
USD   US Dollar

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—91.4%
Argentina—0.6%
Petrobras Energia Partipaciones SA Class B	34,697	$55,135

Chile—2.5%
Empresas COPEC SA	15,260	228,336

China—17.2%
China Oilfield Services, Ltd. Class H	288,255	345,726
China Petroleum & Chemical Corp. Class H	450,666	401,610
Petrochina Co., Ltd. Class H	453,460	545,037
Suntech Power Holdings Co., Ltd. ADR *	18,523	308,037

Total China		1,600,410

Colombia—3.7%
Ecopetrol SA ADR	14,310	346,016

Hungary—4.3%
Mol Hungarian Oil And Gas Nyrt *	4,415	398,494

India—8.3%
Reliance Industries, Ltd. 144A GDR	16,614	772,551

Poland—6.3%
Polski Koncern Naftowy Orlen *	29,056	344,708
Polskie Gornictwo Naftowe I Gazownictwo SA	177,777	235,446

Total Poland		580,154

Russia—32.2%
Gazprom OAO ADR	24,072	613,836
Lukoil OAO ADR	10,273	588,643
Novatek OAO GDR	6,586	434,676
Rosneft Oil Co. GDR	51,206	440,372
Surgutneftegaz SP ADR	59,828	532,469
Tatneft GDR	13,070	380,860

Total Russia		2,990,856

South Africa—4.5%
Sasol, Ltd.	10,413	421,399

Thailand—9.9%
PTT Aromatics & Refining PCL	143,828	110,006
PTT Exploration & Production PCL	69,465	306,279
PTT PCL	49,889	368,108
Thai Oil PCL	107,946	138,413

Total Thailand		922,806

Turkey—1.9%
Tupras Turkiye Petrol Rafine	8,930	177,236

TOTAL COMMON STOCKS
(Cost $7,747,131)		8,493,393

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value

PREFERRED STOCK—7.6%
Brazil—7.6%
Petroleo Brasileiro SA
(Cost $601,385)	33,630	$707,827

TOTAL INVESTMENTS IN SECURITIES—99.0%
(Cost $8,348,516)		$9,201,220

Other Assets in Excess of Liabilities—1.0%		91,459

Net Assets—100.0%		$9,292,679

* Non–income producing security.
ADR American Depositary Receipts.
GDR Global Depositary Receipts.
144A Restricted Security.

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

(Expressed in U.S. Dollars)

The following forward foreign currency contracts were open at December 31, 2009:

		Contracts To Deliver		In Exchange For
Settlement Date	Counterparty	Currency	Amount	Currency	Amount	Unrealized Loss*

1/4/2010	BNY Mellon	BRL	5,717	USD	$3,276	$(3)

				Net Unrealized Loss		$(3)

*	The amount represents fair value of derivative instruments subject to forward currency contracts risk exposure as of December 31, 2009.

Currency Legend
BRL    Brazilian Real
USD   US Dollar

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

December 31, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—79.0%
Brazil—4.9%
Cia Siderurgica Nacional SA	22,390	$719,275

China—21.2%
Aluminum Corp of China, Ltd. Class H *	397,264	438,043
Angang Steel Co., Ltd. Class H	129,242	285,351
China Coal Energy Co. Class H	351,267	645,088
China Shenhua Energy Co., Ltd. Class H	179,339	878,880
Jiangxi Copper Co., Ltd. Class H	148,641	351,951
Yanzhou Coal Mining Co., Ltd. Class H	233,920	517,674

Total China		3,116,987

India—4.3%
Sterlite Industries India Ltd. ADR	34,958	636,935

Indonesia—3.9%
Bumi Resources Tbk PT	2,202,090	568,395

Mexico—5.1%
Grupo Mexico SAB de C.V. Series B	330,925	756,884

Russia—15.4%
MMC Norilsk Nickel ADR *	70,373	1,009,852
Novolipetsk Steel OJSC GDR *	11,070	339,849
Polyus Gold Co. ADR	19,975	554,306
Severstal GDR *	39,241	372,790

Total Russia		2,276,797

South Africa—22.9%
Anglo Platinum, Ltd. *	7,191	773,908
AngloGold Ashanti Ltd.	12,746	530,161
ArcelorMittal South Africa Ltd.	34,155	477,741
Gold Fields Ltd.	38,830	516,661
Impala Platinum Holdings Ltd.	38,977	1,074,445

Total South Africa		3,372,916

Turkey—1.3%
Eregli Demir ve Celik Fabrikalari T.A.S. *	63,150	189,583

TOTAL COMMON STOCKS
(Cost $9,919,616)		11,637,772

PREFERRED STOCKS—20.6%
Brazil—20.6%
Gerdau SA	39,540	660,966
Metalurgica Gerdau SA	35,679	714,726
Usinas Siderurgicas de Minas Gerais SA	22,604	640,438
Vale SA	42,179	1,021,083

Total PREFERRED STOCKS
(Cost $2,450,019)		3,037,213

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

December 31, 2009 (Unaudited)

Investments	Shares	Value

TOTAL INVESTMENTS IN SECURITIES—99.6%
(Cost $12,369,635)		$14,674,985

Other Assets in Excess of Liabilities —0.4%		62,587

Net Assets—100.0%		$14,737,572

* Non–income producing security.
ADR American Depositary Receipts.
GDR Global Depositary Receipts.

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

December 31, 2009 (Unaudited)

(Expressed in U.S. Dollars)

The following forward foreign currency contracts were open at December 31, 2009:

		Contracts To Deliver		In Exchange For
Settlement Date	Counterparty	Currency	Amount	Currency	Amount	Unrealized Loss*

1/4/2010	BNY Mellon	BRL	6,527	USD	$3,740	$(4)

				Net Unrealized Loss		$(4)

*	The amount represents fair value of derivative instruments subject to forward currency contracts risk exposure as of December 31, 2009.

Currency Legend
BRL    Brazilian Real
USD   US Dollar

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—80.3%
Brazil—3.1%
Banco do Brasil SA *	8,200	$139,709

China—36.1%
Bank of China Ltd. Class H	384,720	208,385
Bank of Communications Co., Ltd. Class H	68,000	79,014
China Construction Bank Corp. Class H	336,000	289,026
China Life Insurance Co., Ltd. Class H	76,000	375,881
China Merchants Bank Co., Ltd. Class H	45,000	118,100
Industrial & Commercial Bank of China Class H	476,000	395,334
Ping An Insurance Group Co of China Ltd. Class H	17,000	149,083

Total China		1,614,823

Hungary—2.6%
OTP Bank PLC *	3,940	114,134

India—11.1%
ICICI Bank Ltd. ADR	7,242	273,096
State Bank of India Ltd. GDR	2,276	225,324

Total India		498,420

Malaysia—5.8%
CIMB Group Holdings BHD	29,400	110,249
Malayan Banking BHD	36,400	72,928
Public Bank BHD	23,600	77,886

Total Malaysia		261,063

Poland—4.7%
Bank Pekao SA *	1,452	82,045
Powszechna Kasa Oszczednosci Bank Polski SA	9,688	128,645

Total Poland		210,690

South Africa—10.7%
ABSA Group Ltd.	7,210	125,817
Firstrand Ltd.	31,796	79,190
Sanlam Ltd.	23,696	73,208
Standard Bank Group Ltd.	14,376	199,131

Total South Africa		477,346

Turkey—6.2%
Akbank TAS	10,260	64,683
Turkiye Garanti Bankasi AS	31,560	133,698
Turkiye IS Bankasi Class C	19,142	80,453

Total Turkey		278,834

TOTAL COMMON STOCKS
(Cost $3,297,482)		3,595,019

See Notes to Schedule of Investments.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value

PREFERRED STOCKS—19.9%
Brazil—19.9%
Banco Bradesco SA	14,800	308,871
Investimentos Itau SA *	29,820	202,712
Itau Unibanco Holding SA *	16,970	376,645

Total Brazil
(Cost $748,392)		888,228

TOTAL INVESTMENTS IN SECURITIES—100.2%
(Cost $4,045,874)		4,483,247

Liabilities in Excess of Other Assets—(0.2)%		(8,042)

Net Assets—100.0%		$4,475,205

* Non–income producing security.
ADR American Depositary Receipts.
GDR Global Depositary Receipts.

See Notes to Schedule of Investments.

Notes to Schedule of Investments
December 31, 2009 (Unaudited)

1. ORGANIZATION

EGA Emerging Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate non-diversified series. As of the date of this Report, only the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Financial Titans Index Fund (each a “Fund” and collectively the “Funds”) are being publicly offered. The Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund commenced operations on May 21, 2009. The Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund and Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund commenced operations on July 22, 2009 and September 16, 2009, respectively.

The Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Composite Titans 100 Index. The Dow Jones Emerging Markets Composite Titans 100 Index is a stock market index comprised of a representative sample of 100 emerging markets companies that Dow Jones Indexes deems to be the 10 leading companies in each of the 10 industrial sectors, as defined by the Industry classification Benchmark system (“ICB”), across the developing world. The Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Oil and Gas Titans Index. The Dow Jones Emerging Markets Oil and Gas Titans Index is a stock market index comprised of 30 leading emerging markets companies that Dow Jones Indexes deems to be part of the Oil and Gas sector of the global economy, which also includes alternative energy sources other than oil and gas. The Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Metals & Mining Titans Index. The Dow Jones Emerging Markets Metals & Mining Titans Index is a stock market index comprised of 30 leading emerging markets companies that Dow Jones Indexes deems to be in the Metals & Mining sector of the global economy. The Metals & Mining sector is a sub-sector of the Basic Materials industry, as defined by ICB. The Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund seeks to achieve its investments objective of total return by investing in the constituents securities of the Dow Jones Emerging Markets Financials Titans Index. The Dow Jones Emerging Markets Financials Titans Index is a stock market index comprised of 30 leading emerging markets companies that Dow Jones Index deems to be part of the Financials sector of the global economy.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds.

Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations that provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) per share is computed as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. The NAV per share of a Fund is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding at the time such computation is made.

Notes to Schedule of Investments
December 31, 2009 (Unaudited)

Securities Valuation

The Funds’ portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded as of the close of regular trading on the NYSE on the day the securities are being valued. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

Foreign Currency Contracts

Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Security Transactions, Interest and Dividends

Investment transactions are recorded on trade date. The Funds determines the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken by the Funds and whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2009, the Funds have no examinations in progress.

Management has concluded that the adoption of FIN 48, effective since the inception of the Funds, resulted in no effect to the Funds’ financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

At December 31, 2009, the cost of investments and net unrealized appreciation/(depreciation) were as follows:

Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Global Shares Dow Jones
Emerging Markets Titans Composite
Index Fund	$18,095,838	$1,453,974	$(68,417)	$1,385,557
Emerging Global Shares Dow Jones
Emerging Markets Energy Titans
Index Fund	8,348,516	870,282	(17,578)	852,704

Notes to Schedule of Investments
December 31, 2009 (Unaudited)

Emerging Global Shares Dow Jones
Emerging Markets Metals & Mining
Titans Index Fund	12,369,635	2,314,667	(9,317)	2,305,350
Emerging Global Shares Dow Jones
Emerging Markets Financials Titans
Index Fund	4,045,874	445,150	(7,777)	437,373

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. SUMMARY OF FAIR VALUE DISCLOSURE

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM (“ASC”) 820-10-65-4 (formerly FAS 157-4) establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Also included is guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2009 in valuing the Funds’ assets carried at fair value:

Emerging Global Shares Dow Jones Emerging Markets Composite Titans Index Fund

Valuation Inputs		Investments in Securities	Other Financial Investments*

Level 1 –	Quoted Prices

	Common Stocks#	$ 19,481,395	$ –

Level 2 –	Other Significant Observable Inputs

	Currency Contracts	–	(6)

Level 3 –	Significant Unobservable Inputs

Total		$ 19,481,395	$ (6)

Notes to Schedule of Investments
December 31, 2009 (Unaudited)

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

Valuation Inputs		Investments in Securities	Other Financial Investments*

Level 1 –	Quoted Prices

	Common Stocks#	$ 9,201,220	$ –

Level 2 –	Other Significant Observable Inputs

	Currency Contracts	–	(3)

Level 3 –	Significant Unobservable Inputs

Total		$ 9,201,220	$ (3)

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

Valuation Inputs		Investments in Securities	Other Financial Investments*

Level 1 –	Quoted Prices

	Common Stocks#	$ 14,674,985	$ –

Level 2 –	Other Significant Observable Inputs

	Currency Contracts	–	(4)

Level 3 –	Significant Unobservable Inputs

Total		$ 14,674,985	$ (4)

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

Valuation Inputs		Investments in Securities	Other Financial Investments*

Level 1 –	Quoted Prices

	Common Stocks#	$ 4,483,247	$ –

Level 2 –	Other Significant Observable Inputs

Level 3 –	Significant Unobservable Inputs

Total		$ 4,483,247	$ –

#	All of portfolio holdings designated as level 1 are disclosed individually in the Schedule of Investments (SOI). Please refer to the SOI for specifics of the portfolio holdings.

*	Other financial investments include forward exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold Level 3 securities during the period reported.

Notes to Schedule of Investments
December 31, 2009 (Unaudited)

4. SUBSEQUENT EVENTS

Subsequent events occurring after date of this report have been evaluated for potential impact to this report through March 1, 2010, the date the report was available to be issued.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EGA Emerging Global Shares Trust

By:	/s/ Robert C. Holderith Robert C. Holderith Chief Executive Officer

Date: March 1, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Holderith Robert C. Holderith Chief Executive Officer

Date: March 1, 2010

By:	/s/ Thomas A. Carter Thomas A. Carter Chief Financial Officer

Date: March 1, 2010